January 27, 2006


U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: Vanguard Wellesley Income Fund (the Trust)
   File No. 2-31333


Commissioners:


Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above mentioned Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.



Sincerely,




Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.